SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 379,743,727		$ 308,448,004	$ 351,702,307	$ 308,448,004
Capitalized interest	76,030,524	$ 59,982,880		67,066,342	53,067,395
Purchases from related party				96,412,822	81,461,222
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment				351,436,632
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	352,087,052		281,236,004	324,224,632	281,236,004
Construction in progress, Beginning balance	324,224,632	281,236,004		281,236,004
Construction in progress, Ending balance	352,087,052		281,236,004	324,224,632	281,236,004
Construction in Progress [Member] | XCF Global Capital Inc [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross			12,887,415	12,887,415	12,887,415
Construction in progress, Beginning balance	12,887,415	12,887,415	12,852,415	12,887,415
Construction in progress, Additions			35,000
Construction in progress, Ending balance			12,887,415	12,887,415	12,887,415
Construction in Progress [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross				324,224,632
Construction in progress, Beginning balance	324,224,632
Construction in progress, Ending balance				324,224,632
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,439,000		1,260,000	1,260,000	1,260,000
Construction in progress, Beginning balance	1,260,000	1,260,000		1,260,000
Construction in progress, Ending balance	1,439,000		1,260,000	1,260,000	1,260,000
Land [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross				1,260,000
Construction in progress, Beginning balance	1,260,000
Construction in progress, Ending balance				1,260,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	9,555,000		9,555,000	9,555,000	9,555,000
Construction in progress, Beginning balance	9,555,000	9,555,000		9,555,000
Construction in progress, Ending balance	9,555,000		9,555,000	9,555,000	9,555,000
Machinery and Equipment [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross				9,555,000
Construction in progress, Beginning balance	9,555,000
Construction in progress, Ending balance				9,555,000
Operations Plant [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	16,662,675		16,397,000	16,662,675	16,397,000
Construction in progress, Beginning balance	16,662,675	$ 16,397,000		16,397,000
Construction in progress, Ending balance	16,662,675		$ 16,397,000	16,662,675	$ 16,397,000
Operations Plant [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross				16,397,000
Construction in progress, Beginning balance	$ 16,397,000
Construction in progress, Ending balance				$ 16,397,000